Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Right-of-use assets	Leasehold improvements	Other Equipment	Motor Vehicles	Furniture	Total
Cost
As at January 1, 2021	$68,647	$171,009	$3,447	$41,389	$8,609	$293,101
Additions	-	-	-	180,067	672	180,739
Disposals	-	-	-	(65,016)	-	(65,016)
Currency translation adjustment	(15,504)	(32,559)	(1,345)	(16,075)	404	(65,079)
As at December 31, 2021	53,143	138,450	2,102	140,365	9,685	343,745
Additions	-	42,699	289,640	332,528	32,061	696,928
Disposals	-	-	-	(64,588)	-	(64,588)
Currency translation adjustment	(5,293)	(2,890)	(31,002)	(37,147)	(2,147)	(78,479)
Impact of hyperinflation	2,599	8,103	72,597	87,626	5,318	176,243
As at December 31, 2022	50,449	186,362	333,337	458,784	44,917	1,073,849
Additions	236,202	14,498	11,076	15,644	18,958	296,378
Disposals	(47,685)	-	-	(97,028)	-	(144,713)
Currency translation adjustment	(105,792)	(60,555)	(126,062)	(151,880)	(14,291)	(458,580)
Impact of hyperinflation	69,616	68,608	140,538	136,661	17,538	432,961
As at December 31, 2023	$202,790	$208,913	$358,889	$362,181	$67,122	$1,199,895

Accumulated depreciation
As at January 1, 2021	$28,838	$102,754	$1,632	$30,413	$1,207	$164,844
Depreciation	6,920	12,355	290	10,964	1,238	31,767
As at December 31, 2021	35,758	115,109	1,922	41,377	2,445	196,611
Depreciation	4,549	12,324	47,423	74,622	6,117	145,035
Impact of hyperinflation	(140)	(438)	(3,923)	(4,735)	(288)	(9,524)
As at December 31, 2022	40,167	126,995	45,422	111,264	8,274	332,122
Depreciation	37,457	13,135	52,084	62,920	10,168	175,764
Disposals	(10,332)	-	-	(30,267)	-	(40,599)
Currency translation adjustment	(14,892)	(45,848)	(16,840)	(41,251)	(2,513)	(121,344)
Impact of hyperinflation	16,372	50,404	18,513	45,350	2,763	133,402
As at December 31, 2023	$68,772	$144,686	$99,179	$148,016	$18,692	$479,345

Net Book Value
As at December 31, 2021	$17,385	$23,341	$180	$98,988	$7,240	$147,134
As at December 31, 2022	$10,282	$59,367	$287,915	$347,520	$36,643	$741,727
As at December 31, 2023	$134,018	$64,227	$259,710	$214,165	$48,430	$720,550